Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Equity-Based Compensation

Note 11  — Equity-Based Compensation

Equity Incentive Plans

2016 Equity Incentive Plan

In 2016, the Company adopted the Vacasa LLC 2016 Equity Compensation Incentive Plan (the “2016 plan”). A total of 20,000,000 common units are reserved for issuance under the 2016 plan. As of December 31, 2020, 6,655,486 common units remained available for issuance under the 2016 plan. The 2016 plan provides for the issuance of unit appreciation rights (“UARs”) and incentive units. Upon completion of the Reorganization on May 21, 2020 described in Note 2  — Significant accounting policies, the 2016 plan and all outstanding awards granted under the 2016 plan were assumed by the Company. The plan was renamed to the Vacasa Holdings LLC 2016 Equity Compensation Incentive Plan. No changes were made to the terms of the granted awards assumed under the 2016 plan.

Unit Appreciation Rights

Unit appreciation rights (“UARs”) represent the right to receive the gain in the fair market value of a common unit of the Company between the grant date of the UAR and the exercise date for the number of units to which the right is exercised. Upon exercise, at the discretion of the Company, the increase in fair value may be paid in the combination of cash (or cash equivalents), common units, or other property. The Company accounts for the awards as equity awards, as the Company has the intent and ability to settle such awards in common units.

The UARs vest upon the satisfaction of both a service-based and a liquidity-event performance-based requirement. The service-based vesting condition for the awards is generally satisfied over four years. The liquidity-based vesting condition is satisfied upon (i) a change in control or (ii) six (6) months following an initial public offering (IPO) as defined in the Company’s incentive plan. The UARs vest on the first date upon which both the service-based and liquidity-event performance-based requirements are satisfied. To exercise a UAR, the holder must provide notice of exercise in accordance with the award agreement. The UARs have a term of 10 years from the date of grant. The Company accounts for forfeitures as they occur.

As of September 30, 2021 and December 31, 2020, the Company concluded that the liquidity-event performance-based vesting condition had not been met nor was it probable of being satisfied. As a result, the Company has not recorded any equity-based compensation expense to date for any UARs with a liquidity-event performance-based vesting condition. In the period in which the liquidity-event performance-based condition becomes probable, the Company will record a cumulative catch-up expense for the service period completed to such date and will begin recording equity-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant-date fair value of the UARs for awards where the service period is not complete. As of September 30, 2021, total unrecognized equity-based compensation expense for the UAR awards with both a liquidity-event performance-based vesting condition and service-based vesting condition was $1.4 million. The unrecognized equity-based compensation will be recognized upon both the liquidity-event performance-based vesting conditions and service-based conditions being met.

The fair value of the UARs granted have been estimated using an option-pricing model with the following assumption ranges:

Nine Months Ended September 30,
	2021	2020
Expected volatility	45.6% - 55.0%	31.0% - 45.6%
Dividend yield	—%	—%
Expected term (in years)	0.3 - 2.3	2.3 - 3.1
Risk-free rate	0.0% - 0.2%	0.1% - 1.5%
Marketability discount	8.3% - 23.4%	23.4% - 39.7%

A summary of UAR activity was as follows:

			Weighted Average
			Remaining
		Weighted Average	Contractual Term
Unit Appreciation Rights	Units (000s)	Exercise Price	(in years)
Balance as of December 31, 2020	13,345	$1.07	7
Granted	821	$1.92
Forfeited or expired	(646)	$1.16
Balance as of September 30, 2021	13,520	$1.11	6

Profit Interest Units (Employee Equity Units)

On May 21, 2020, the Company’s board of directors formed Vacasa Employee Holdings LLC (“Employee Holdings LLC”) which was established to issue profit interest units to certain executives and board members in Employee Holdings LLC. When profit interest units of Employee Holdings LLC are issued to certain employees and board members of the Company, the Company issues a corresponding profit interest unit in the form of Employee Equity Units to Employee Holdings LLC. The cancellation or forfeiture of any Employee Holdings’ profit interest units automatically results in a decrease in an equal number of the Company’s Employee Equity Units. The Company accounts for forfeitures as they occur. A holder of a vested profit interest unit participates in excess earnings of the Company above the established participation threshold per the amended and restated LLC agreement of the Company.

As of September 30, 2021 and December 31, 2020, 35,323,602 and 25,958,026 Employee Equity Units remained available for issuance, respectively.

Employee Equity Units are subject to a time-based vesting condition. The time-based vesting condition is generally satisfied over four years with 25% of the units vesting on the one year anniversary of the vesting commencement date of the award, followed by 1/48th of the units vesting each month over the subsequent three years. The fair value of each grant was estimated on the date of the award using an option pricing model with the following assumption ranges:

Nine Months Ended September 30,
	2021	2020

Expected volatility	45.6% - 55.0%	31.0% - 45.6%
Dividend yield	—%	—%
Expected term (in years)	0.6 - 2.3	2.3 - 3.1
Risk free rate	0.0% - 0.1%	0.1% - 1.5%
Marketability discount	23.4% - 26.6%	23.4% - 39.7%

A summary of Employee Equity Units is as follows:

	Number of Units	Weighted-Average
	(000s)	Grant Date Fair Value
Unvested balance as of December 31, 2020	19,770	$0.29
Units granted	12,046	$1.56
Units vested	(9,266)	$0.25
Units forfeited or cancelled	—	$—
Unvested balance as of September 30, 2021	22,550	$1.02

As of September 30, 2021, there was $19.7 million of unrecognized compensation expense related to unvested Employee Equity Units, which is expected to be recognized over a weighted-average period of 3.2 years respectively.

As noted above, the Company estimated the fair value of the Employee Equity Units on the date of grant using an option pricing model which uses the expected option term, unit price volatility and the risk-free interest rate. The expected option term assumption reflects the period for which the Company believes the awards will remain outstanding. The Company’s computation of expected volatility is based on the historical volatility of selected comparable publicly traded companies over a period equal to the expected term of the award. The risk‑free interest rate reflects the U.S. Treasury yield curve for a similar instrument with the same expected term in effect at the time of the grant.

Equity-Based Compensation Expense

The Company classifies equity-based compensation expense in its condensed consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified. The Company recorded equity-based compensation expense for the periods presented in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Cost of revenue	$—	$—	$—	$—
Operations and support	24	224	86	224
Technology and development	167	407	489	407
Sales and marketing	393	98	1,047	98
General and administrative	1,688	453	3,651	1,143
Total unit-based compensation expense	$2,272	$1,182	$5,273	$1,872

Note 12 — Equity-Based Compensation

Equity Incentive Plans

2016 Equity Incentive Plan

In 2016, the Company adopted the Vacasa LLC 2016 Equity Compensation Incentive Plan (the “2016 plan”). A total of 20,000,000 common units are reserved for issuance under the 2016 plan. As of December 31, 2020, 6,655,486 common units remained available for issuance under the 2016 plan. The 2016 plan provides for the issuance of unit appreciation rights (“UARs”) and incentive units. Upon completion of the Reorganization on May 21, 2020 described in Note 2 — Significant accounting policies, the 2016 plan and all outstanding awards granted under the 2016 plan were assumed by the Company. The plan was renamed to the Vacasa Holdings LLC 2016 Equity Compensation Incentive Plan. No changes were made to the terms of the granted awards assumed under the 2016 plan.

Unit Appreciation Rights

Unit appreciation rights (“UARs”) represent the right to receive the gain in the fair market value of a common unit of the Company between the grant date of the UAR and the exercise date for the number of units to which the right is exercised. Upon exercise, at the discretion of the Company, the increase in fair value may be paid in the combination of cash (or cash equivalents), common units, or other property. The Company accounts for the awards as equity awards, as the Company has the intent and ability to settle such awards in common units.

The UARs vest upon the satisfaction of both a service-based and a liquidity-event performance-based requirement. The service-based vesting condition for the awards is generally satisfied over four years. The liquidity-based vesting condition is satisfied upon (i) a change in control or (ii) six (6) months following an initial public offering (IPO) as defined in the Company’s incentive plan. The UARs vest on the first date upon which both the service-based and liquidity-event performance-based requirements are satisfied. To exercise a UAR, the holder must provide notice of exercise in accordance with the award agreement. The UARs have a term of 10 years from the date of grant. The Company accounts for forfeitures as they occur.

As of December 31, 2020 and 2019, the Company concluded that the liquidity-event performance-based vesting condition had not been met nor was it probable of being satisfied. As a result, the Company has not recorded any equity-based compensation expense to date for any UARs with a liquidity-event performance-based vesting condition. In the period in which the liquidity-event performance-based condition becomes probable, the Company will record a cumulative catch-up expense for the service period completed to such date and will begin recording equity-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant-date fair value of the UARs for awards where the service period is not complete. As of December 31, 2020, total unrecognized equity-based compensation expense for the UAR awards with both a liquidity-event performance-based vesting condition and service-based vesting condition was $0.6 million. The unrecognized equity-based compensation will be recognized upon both the liquidity-event performance-based vesting conditions and service-based conditions being met.

The fair value of the UARs granted have been estimated using an option-pricing model with the following assumption ranges:

	Year Ended December 31,
	2020	2019
Expected volatility	36.2% - 45.6%	31.0% - 32.4%
Dividend yield	—%	—%
Expected term (in years)	2.3 - 3.1	3.0
Risk-free rate	0.1% - 0.2%	1.5% - 2.5%
Marketability discount	23.4% - 39.7%	29.1% - 29.9%

A summary of UAR activity was as follows:

			Weighted Average
			Remaining
		Weighted Average	Contractual Term
Unit Appreciation Rights	Units (000s)	Exercise Price	(in years)
Balance as of December 31, 2019	17,358	$1.07	7
Granted	2,451	$1.13
Forfeited or expired	(6,464)	$1.10
Balance as of December 31, 2020	13,345	$1.07	7

The following table summarizes information regarding UARs granted during each period:

	Years Ended December 31,
	2020	2019
Number of UARs granted (000s)	2,451	4,988
Weighted average grant-date fair value per UAR	$0.16	$0.04

Profit Interest Units (Employee Equity Units)

On May 21, 2020, the Company’s board of directors formed Vacasa Employee Holdings LLC (“Employee Holdings LLC”) which was established to issue profit interest units to certain executives and board members in Employee Holdings LLC. When profit interest units of Employee Holdings LLC are issued to certain employees and board members of the Company, the Company issues a corresponding profit interest unit in the form of Employee Equity Units to Employee Holdings LLC. The cancellation or forfeiture of any Employee Holdings’ profit interest units automatically results in a decrease in an equal number of the Company’s Employee Equity Units. The Company accounts for forfeitures as they occur. A holder of a vested profit interest unit participates in excess earnings of the Company above the established participation threshold per the amended and restated LLC agreement of the Company. As of December 31, 2020, 25,958,026 Employee Equity Units remained available for issuance, respectively.

Employee Equity Units are subject to a time-based vesting condition. The time-based vesting condition is generally over four years with 25% vesting on the one year anniversary of the vesting commencement date of the award, followed by 1/48th of the remaining units vesting monthly over three years. The fair value of each grant was estimated on the date of the award using an option pricing model with the following assumption ranges:

Year Ended December 31,
2020
Expected volatility	36.2% - 45.6%
Dividend yield	— %
Expected term (in years)	2.3 - 3.1
Risk free rate	0.1% - 0.2%
Marketability discount	23.4% - 39.7%

A summary of Employee Equity Units is as follows:

	Number of Units	Weighted-Average
	(000s)	Grant Date Fair Value
Unvested balance as of December 31, 2019	—	$—
Units granted	34,042	$0.26
Units vested	(14,272)	$0.23
Units forfeited or cancelled	—	$—
Unvested balance as of December 31, 2020	19,770	$0.29

As of December 31, 2020, there was $5.6 million of unrecognized compensation expense related to unvested Employee Equity Units, which is expected to be recognized over a weighted-average period of 2 years.

As noted above, the Company estimated the fair value of the Employee Equity Units on the date of grant using an option pricing model which uses the expected option term, unit price volatility and the risk-free interest rate. The expected option term assumption reflects the period for which the Company believes the awards will remain outstanding. The Company’s computation of expected volatility is based on the historical volatility of selected comparable publicly traded companies over a period equal to the expected term of the award. The risk‑free interest rate reflects the U.S. Treasury yield curve for a similar instrument with the same expected term in effect at the time of the grant.

Equity-Based Compensation Expense

The Company classifies equity-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified. The Company recorded equity-based compensation expense for the periods presented in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$—	$—
Operations and support	252	—
Technology and development	641	—
Sales and marketing	372	—
General and administrative	2,084	69
Total equity-based compensation expense	$3,349	$69